UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON FUND, LLC

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2018                 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Pantheon Fund, LLC

Schedule of Investments

December 31, 2018 (unaudited)

AMG Pantheon Fund, LLC (a)
Value
Investment in Master Fund - 99.8%
Investment in AMG Pantheon Master Fund, LLC*	$24,860,860
Other Assets, less Liabilities - 0.2%	53,188
Net Assets - 100.0%	$24,914,048

(a)	Invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), an affiliate of the Fund.
*	Investment at cost is $26,202,507

Below is the Portfolio of the Master Fund:

	Initial Acquisition Date	Shares		Value
Co-Investments - 59.6%
ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),(b),*	02/27/2015		(c)	$0
AIX Pride Syndication L.P. (Information Technology)(a),(b),*	11/16/2018		(c)	3,914,417
Altas MED Blocker I, LLC (Consumer Discretionary)(a),(b),*	08/11/2015		(c)	920,495
AP VIII Prime Security Services Holdings, L.P. (Industrials)(b),*	04/26/2016		(c)	1,464,919
APH CUBS Co-invest LP (Financials)(a),(b),*	11/16/2018		(c)	4,000,000
Apollo DSB Co-Invest, L.P (Healthcare)(a),(b),*	11/14/2018		(c)	4,005,000
CB Ignite Holdings, LLC (Consumer Discretionary)(a),(b),*	08/12/2016		(c)	1,940,128
Diamond LS I LP (Financials)(a),(b),*	12/28/2016		(c)	3,336,938
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	26		452,839
Digital Bridge U.S. Tower Holdings, LLC (Telecommunication Services)(a),(b),*	11/03/2014	50		651,858
Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018		(c)	1,608,000
EQT Deck Co-Investment Limited Partnership (Industrials)(a),(b),*	02/03/2017		(c)	3,219,564
ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429		1,914,297

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares		Value
Co-Investments - 59.6% (continued)
H&F Flashdance Partners I, L.P. (Financials)(a),(b),*	07/16/2018		(c)	$1,230,000
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(b),*	06/26/2018		(c)	2,141,989
JP Co-Invest, LLC (Consumer Staples)(a),(b),*	11/13/2018		(c)	2,180,759
LEP Prelude Co-Invest, L.P. (Healthcare)(a),(b),*	07/05/2017		(c)	1,790,052
Oak HC/FT TB SPV B, LLC (Information Technology)(a),(b),*	07/20/2018		(c)	1,590,000
PSG LM Co-Investors L.P. (Information Technology)(a),(b),*	05/24/2016		(c)	2,473,907
PSG Toro Co-Investor L.P. (Information Technology)(a),(b),*	12/08/2015		(c)	1,165,447
Quantum Parallel Partners VI-C(A), LP (Energy)(a),(b),*	10/16/2015		(c)	256,299
Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),(b),*	08/30/2018		(c)	812,226
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),(b),*	11/26/2018		(c)	2,505,607
SDA Investors Group, LLC (Healthcare)(a),(b),*	08/03/2017		(c)	2,247,822
Shamrock RB Co-Invest, LLC (Consumer Discretionary)(a),(b),*	07/30/2015		(c)	11,354
SPC RP Investor, LLC (Industrials)(a),(b),*	05/26/2015		(c)	479,999
SYFS Co-INVEST, LLC (Healthcare)(a),(b),*	09/01/2017		(c)	1,961,164
T-VI Co-Invest-A (Financials)(a),(b),*	08/12/2015		(c)	784,328
T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),(b),*	06/28/2018		(c)	2,596,224
TCP DJR Co-Invest, L.P (Energy)(a),(b),*	11/20/2018		(c)	3,655,201
TKC Investment Holdings, LLC (Consumer Discretionary)(a),(b),*	10/12/2016		(c)	3,865,148
TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(b),*	05/09/2018		(c)	1,411,665
TVG-I-E-AEG Holdings (Consumer Discretionary)(a),(b),*	01/27/2017		(c)	3,034,598
WP-LH Co-Invest, L.P. (Materials)(a),(b),*	06/25/2015		(c)	262,105
Total Co-Investments				63,884,349

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares		Value
Primary Private Investment Funds - 1.8%
Banc Fund IX L.P.(a),(b),*	01/19/2016		(c)	$136,250
BroadRiver III, L.P.(a),(b),*	03/27/2018		(c)	204,639
Calera Capital Partners V L.P.(b),*	04/25/2016		(c)	54,621
GSO Capital Opportunities Fund III, L.P.(b),*	09/22/2016		(c)	774,268
Incline Aviation I(b),*	03/09/2017		(c)	757,898
Total Primary Private Investment Funds				1,927,676
Secondary Private Investment Funds - 3.2%
1901 Partners LP(a),(b),*	07/16/2015		(c)	606,684
Ares Corporate Opportunities Fund IV, L.P.(b),*	04/13/2017		(c)	1,920,296
Banc Fund VII L.P.(a),(b),*	12/31/2015		(c)	1,207
Banc Fund VIII L.P.(a),(b),*	12/31/2015		(c)	82,056
Calera Capital Partners IV L.P.(b),*	04/04/2016		(c)	122,125
Francisco Partners III, L.P.(b),*	01/05/2015		(c)	154,936
Providence Equity Partners VI, L.P.(b),*	12/12/2014		(c)	197,535
TPG Partners V, L.P.(a),(b),*	10/31/2015		(c)	10,452
TPG Partners VI, L.P.(b),*	10/31/2015		(c)	308,880
Total Secondary Private Investment Funds				3,404,171
Exchange Traded Fund - 9.0%
SPDR® S&P 500 ETF Trust		38,688		9,668,905
Short-Term Investments - 27.7%
Other Investment Companies - 27.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 2.29% (1),(2)		29,649,892		29,649,892
Total Investments - 101.3% (cost $99,284,321)				108,534,993
Other Assets, less Liabilities - (1.3%)				(1,420,151)
Net Assets - 100.0%				$107,114,842

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

Cost of Investments by asset type is as follows:
Co-Investments	$56,041,099
Primary Private Investment Funds	1,790,740
Secondary Private Investment Funds	3,716,729
Exchange Traded Fund	8,085,861
Short-Term Investments	29,649,892

Total	$99,284,321

(a) (b) (c)	Non-income producing. The investment’s value was determined using significant unobservable inputs. Investment does not issue shares.
(1)	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
(2)	Yield shown represents the December 31, 2018, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
SPDR	Standard & Poor’s depositary receipt

S&P	Standard & Poor

ETF	Exchange-traded fund

*	Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. As of December 31, 2018, the aggregate cost of each investment restricted to resale was $500,000, $3,914,417, $558,918, $1,569,292, $4,042,827, $4,005,000, $1,295,640, $2,931,930, $362,651, $482,187, $1,608,000, $1,779,735, $2,174,345, $1,240,245, $2,222,801, $2,180,759, $1,842,781, $1,590,000, $1,153,003, $497,203, $196,370, $817,852, $2,567,611, $3,457,560, $0, $424,164, $1,964,764, $316,480, $2,623,238, $3,671,029, $1,551, $1,425,351, $2,360,233, $263,162, $125,416, $202,269, $43,269, $764,162, $655,624, $436,173, $2,102,477, $0, $75,056, $148,526, $114,191, $316,637, $38,751 and $484,918, respectively, totaling $61,548,568.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments

December 31, 2018 (unaudited)

AMG Pantheon Fund, LLC (the “Fund”) records its investment in the Master Fund at value based on the net asset value per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed below.

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

				Investments
				Valued at
	Level 1	Level 2	Level 3	NAV	Total
Investments
Co-Investments	—	—	$63,884,349	—	$63,884,349
Primary Private Investment Funds	—	—	1,927,676	—	1,927,676
Secondary Private Investment Funds	—	—	3,404,171	—	3,404,171
Exchange Traded Fund $	9,668,905	—	—	—	9,668,905
Short-Term Investments
Other Investment Companies	29,649,892	—	—	—	29,649,892

Total Investments	$39,318,797	$—	$69,216,196	$—	$108,534,993

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Secondary
		Primary Private	Private
		Investment	Investment
	Co-Investments	Funds	Funds	Total
Balance as of March 31, 2018	$32,336,995	$266,383	$1,981,328	$34,584,706
Purchases	32,796,602	973,779	84,859	33,855,240
Sales & Distributions	(17,685,249)	(85,106)	(466,704)	(18,237,059)
Transfers into Level 3	14,564,242	748,197	1,860,592	17,173,031
Transfers out of Level 3	—	—	—	—
Net realized gain	8,816,619	22,108	67,174	8,905,901
Net change in unrealized appreciation/depreciation	(6,944,860)	2,315	(123,078)	(7,065,623)

Balance as of December 31, 2018	$63,884,349	$1,927,676	$3,404,171	$69,216,196

Net change in unrealized appreciation/depreciation on investments held at December 31, 2018	$(1,476,794)	$2,315	$(218,524)	$(1,693,003)

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of December 31, 2018. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of	Valuation	Unobservable
	December 31, 2018	Techniques	Inputs	Ranges
Co-Investments	$40,899,314	Third Party Valuation	Adjusted Net Asset Value	n/a
Co-Investments	1,104,697	Third Party Valuation	Earnings Multiple	0-22.7
Co-Investments	11,354	Transaction Activity	Sale Price	n/a
Co-Investments	21,868,984	Transaction Activity	Recent Transaction Price	n/a
Primary Private Investment Funds	1,927,676	Third Party Valuation	Adjusted Net Asset Value	n/a
Secondary Private Investment Funds	3,404,171	Third Party Valuation	Adjusted Net Asset Value	n/a

Total	$69,216,196

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

For direct investments and certain co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued.    If a valuation provided by general partners or managers of the underlying fund investments are not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end and the percentage of the Master Fund that the security represents at each month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited” after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of December 31, 2018, are shown in the table below.

Investment		Unfunded	Remaining	Redemption	Notice	Redemption
Category	Fair Value	Commitments	life*	frequency	(In days)	Restrictions
Buyout (a)	$47,448,463	$6,460,460	1-10 years	Not Redeemable	N/A	N/A
Core Plus (b)	$3,672,403	$200,190	N/A	Not Redeemable	N/A	N/A
Generalist (c)	$1,920,296	$393,584	5-7 years	Not Redeemable	N/A	N/A
Growth Equity (d)	$7,890,777	$29,671	1-6 years	Not Redeemable	N/A	N/A
Real Assets (e)	$2,899,887	$1,343,940	10-13 years	Not Redeemable	N/A	N/A
Special Situations (f)	$5,384,370	$7,146,780	9-12 years	Not Redeemable	N/A	N/A

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(c)	Funds that invests across a broad range of sectors.
(d)	Funds that invest in later-stage, pre-IPO companies.
(e)	Private equity funds that generally invest in Hard Assets and Commodities.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflected of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON FUND, LLC

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: March 1, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: March 1, 2019